Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Adventier (Detail) (Adventier, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2011
Business Acquisition [Line Items]
Cash	$ 675
Current assets	1,163
Current liabilities	(1,838)
Goodwill	4,287
Deferred tax liabilities	(756)
Total consideration	5,631
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	1,080
Estimated useful lives	3 years 4 months 24 days
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	690
Estimated useful lives	6 months
Trademark
Business Acquisition [Line Items]
Intangible assets acquired	$ 330
Estimated useful lives	4 years 6 months